Expense Example, No Redemption	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I 10 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 1 Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 3 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 5 Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Equity Fund Class A 1 Year	Prospectus #1 Calvert International Equity Fund Class A 3 Years	Prospectus #1 Calvert International Equity Fund Class A 5 Years	Prospectus #1 Calvert International Equity Fund Class A 10 Years	Prospectus #1 Calvert International Equity Fund Class C 1 Year	Prospectus #1 Calvert International Equity Fund Class C 3 Years	Prospectus #1 Calvert International Equity Fund Class C 5 Years	Prospectus #1 Calvert International Equity Fund Class C 10 Years	Prospectus #1 Calvert International Equity Fund Class I 1 Year	Prospectus #1 Calvert International Equity Fund Class I 3 Years	Prospectus #1 Calvert International Equity Fund Class I 5 Years	Prospectus #1 Calvert International Equity Fund Class I 10 Years	Prospectus #1 Calvert International Equity Fund Class R6 1 Year	Prospectus #1 Calvert International Equity Fund Class R6 3 Years	Prospectus #1 Calvert International Equity Fund Class R6 5 Years	Prospectus #1 Calvert International Equity Fund Class R6 10 Years	Prospectus #1 Calvert International Opportunities Fund Class A 1 Year	Prospectus #1 Calvert International Opportunities Fund Class A 3 Years	Prospectus #1 Calvert International Opportunities Fund Class A 5 Years	Prospectus #1 Calvert International Opportunities Fund Class A 10 Years	Prospectus #1 Calvert International Opportunities Fund Class C 1 Year	Prospectus #1 Calvert International Opportunities Fund Class C 3 Years	Prospectus #1 Calvert International Opportunities Fund Class C 5 Years	Prospectus #1 Calvert International Opportunities Fund Class C 10 Years	Prospectus #1 Calvert International Opportunities Fund Class I 1 Year	Prospectus #1 Calvert International Opportunities Fund Class I 3 Years	Prospectus #1 Calvert International Opportunities Fund Class I 5 Years	Prospectus #1 Calvert International Opportunities Fund Class I 10 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 1 Year	Prospectus #1 Calvert International Opportunities Fund Class R6 3 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 5 Years	Prospectus #1 Calvert International Opportunities Fund Class R6 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class A 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class A 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class C 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class C 10 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 1 Year	Prospectus #2 Calvert Mid-Cap Fund Class I 3 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 5 Years	Prospectus #2 Calvert Mid-Cap Fund Class I 10 Years
USD ($)	595	856	1,136	1,934	202	631	1,085	2,153	101	322	560	1,245	94	300	523	1,164	586	846	1,127	1,925	192	621	1,076	2,144	91	312	551	1,236	87	299	529	1,190	603	873	1,164	1,990	211	652	1,119	2,216	109	340	590	1,306	102	318	552	1,225	590	848	1,126	1,919	196	623	1,076	2,138	95	314	550	1,229